LEASES (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Supplemental Cash Flow and Other Information Related to Leases
Supplemental cash flow information related to the Company’s operating leases was as follows:

(In thousands)	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Cash paid for amounts included in the measurement of operating lease liabilities	$3,992	$3,826	$3,309
Right-of-use assets obtained in exchange for new operating lease liabilities	$174	$131	$446

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Weighted-average remaining lease term	5.51	6.05	6.92
Weighted-average discount rate	5.9%	5.9%	5.9%

Operating Lease Maturity
Reconciliation of the undiscounted future minimum lease payments under non-cancelable operating leases to the total operating lease liability recognized on the consolidated balance sheet as of December 31, 2025 was as follows:

(In thousands)	Amount
2026	$2,899
2027	2,452
2028	2,504
2029	2,548
2030	2,464
Thereafter	1,710
Total future minimum lease payments	$14,577
Less: Imputed interest	(2,089)
Total reported lease liability	$12,488